Share Capital and Reserves - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 Options shares	Dec. 31, 2018 Options shares	Dec. 31, 2017 Options
Disclosure of classes of share capital [line items]
Number of options,ordinary share exercised | Options	1,147,149	796,944	1,589,335
Number of shares appropriated to participation schemes	8,174,578	8,025,732
Number of shares satisfied by issue of new shares		59,666
Number of shares satisfied by reissue of treasury shares		103,650
Number of appropriated ordinary shares satisfied by the purchase of shares	148,846
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Percentage of shares representing in total issued share capital	93.71%	93.71%
5% Cumulative preference shares [member]
Disclosure of classes of share capital [line items]
Fixed cumulative preference dividend rate	5.00%
Percentage of shares representing in total issued share capital	0.02%
Cumulative preference shares dividend payable, description	half-yearly on 15 April and 15 October in each year
7% 'A' cumulative preference shares [member]
Disclosure of classes of share capital [line items]
Fixed cumulative preference dividend rate	7.00%
Percentage of shares representing in total issued share capital	0.41%
Cumulative preference shares dividend payable, description	half-yearly on 5 April and 5 October in each year
Maximum [member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Percentage of issued share capital	10.00%